Major Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Major Accounting Policies
Principles of Consolidation

Principles of Consolidation

The financial statements include the accounts of Fluor Corporation and its subsidiaries (“the company”). The company frequently forms joint ventures or partnerships with unrelated third parties primarily for the execution of single contracts or projects. The company assesses its joint ventures and partnerships at inception to determine if any meet the qualifications of a variable interest entity (“VIE”) in accordance with Accounting Standards Codification (“ASC”) 810, “Consolidation.” If a joint venture or partnership is a VIE and the company is the primary beneficiary, the joint venture or partnership is fully consolidated (see Note 16 below). For construction partnerships and joint ventures, unless full consolidation is required, the company generally recognizes its proportionate share of revenue, cost and profit in its Consolidated Statement of Earnings and uses the one-line equity method of accounting in the Consolidated Balance Sheet, which is a common application of ASC 810-10-45-14 in the construction industry. The cost and equity methods of accounting are also used, depending on the company’s respective ownership interest and amount of influence on the entity, as well as other factors. At times, the company also executes projects through collaborative arrangements for which the company recognizes its relative share of revenue and cost.

All significant intercompany transactions of consolidated subsidiaries are eliminated. Certain amounts disclosed in 2016 and 2015 have been reclassified to conform to the 2017 presentation. Management has evaluated all material events occurring subsequent to the date of the financial statements up to the filing date of this annual report on Form 10-K.

The Consolidated Financial Statements as of and for the year ended December 31, 2016 include the financial statements of Stork Holding B.V. (“Stork”) since March 1, 2016, the date of acquisition. See Note 18 for a discussion of the acquisition.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect reported amounts. These estimates are based on information available through the date of the issuance of the financial statements. Therefore, actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include securities with maturities of three months or less at the date of purchase. Securities with maturities beyond three months are classified as marketable securities within current and noncurrent assets.

Marketable Securities

Marketable Securities

Marketable securities consist of time deposits placed with investment grade banks with original maturities greater than three months, which by their nature are typically held to maturity, and are classified as such because the company has the intent and ability to hold them to maturity. Held-to-maturity securities are carried at amortized cost. The company also has investments in debt securities which are classified as available-for-sale because the investments may be sold prior to their maturity date. Available-for-sale securities are carried at fair value. The cost of securities sold is determined by using the specific identification method. Marketable securities are assessed for other-than-temporary impairment.

Engineering and Construction Contracts

Engineering and Construction Contracts

The company recognizes engineering and construction contract revenue using the percentage-of-completion method, based primarily on contract cost incurred to date compared to total estimated contract cost. Cost of revenue includes an allocation of depreciation and amortization. Customer-furnished materials, labor and equipment and, in certain cases, subcontractor materials, labor and equipment, are included in revenue and cost of revenue when management believes that the company is responsible for the ultimate acceptability of the project. Contracts are generally segmented between types of services, such as engineering and construction, and accordingly, gross margin related to each activity is recognized as those separate services are rendered. Changes to total estimated contract cost or losses, if any, are recognized in the period in which they are determined. Pre-contract costs are expensed as incurred unless they are expected to be recovered from the client. Revenue recognized in excess of amounts billed is classified as a current asset under contract work in progress. Advances that are payments on account of contract work in progress of $337 million and $382 million as of December 31, 2017 and 2016, respectively, have been deducted from contract work in progress. Amounts billed to clients in excess of revenue recognized to date are classified as a current liability under advance billings on contracts. The company anticipates that substantially all incurred cost associated with contract work in progress as of December 31, 2017 will be billed and collected in 2018.

The company recognizes revenue, but not profit, for certain claims (including change orders in dispute and unapproved change orders in regard to both scope and price) when it is determined that recovery of incurred cost is probable and the amounts can be reliably estimated. Under claims accounting (ASC 605-35-25), these requirements are satisfied when (a) the contract or other evidence provides a legal basis for the claim, (b) additional costs were caused by circumstances that were unforeseen at the contract date and not the result of deficiencies in the company’s performance, (c) claim-related costs are identifiable and considered reasonable in view of the work performed, and (d) evidence supporting the claim is objective and verifiable. Cost, but not profit, associated with unapproved change orders is accounted for in revenue when it is probable that the cost will be recovered through a change in the contract price. In circumstances where recovery is considered probable but the revenue cannot be reliably estimated, cost attributable to change orders is deferred pending determination of the impact on contract price. If the requirements for recognizing revenue for claims or unapproved change orders are met, revenue is recorded only to the extent that costs associated with the claims or unapproved change orders have been incurred. Back charges to suppliers or subcontractors are recognized as a reduction of cost when it is determined that recovery of such cost is probable and the amounts can be reliably estimated. Disputed back charges are recognized when the same requirements described above for claims accounting have been satisfied. The company generally provides limited warranties for work performed under its engineering and construction contracts. The warranty periods typically extend for a limited duration following substantial completion of the company’s work on a project. Historically, warranty claims have not resulted in material costs incurred, and any estimated costs for warranties are included in the individual project cost estimates for purposes of accounting for long-term contracts.

Service Contracts

Service Contracts

For service contracts (including maintenance contracts) that do not satisfy the criteria for revenue recognition using the percentage-of-completion method, revenue is recognized when services are performed. Revenue recognized on service contracts that have not been billed to clients is classified as a current asset under contract work in progress. Amounts billed to clients in excess of revenue recognized on service contracts to date are classified as a current liability under advance billings on contracts.

Research and Development

Research and Development

The company maintains a controlling interest in NuScale Power, LLC (“NuScale”), the operations of which are primarily research and development activities. In May 2014, NuScale entered into a cooperative agreement establishing the terms and conditions of a funding award totaling $217 million under the DOE’s Small Modular Reactor Licensing Technical Support Program. This cost-sharing award requires NuScale to use the DOE funds to cover first-of-a-kind engineering costs associated with small modular reactor design development and certification. The DOE is to provide cost reimbursement for up to 43 percent of qualified expenditures incurred during the period from June 1, 2014 to May 31, 2019, up to the total funding award of $217 million. The company anticipates that it will have received cost reimbursements from the DOE totaling $217 million by the end of the first quarter of 2018. Costs associated with NuScale’s research and development activities, net of qualifying reimbursements under the cost-sharing award, are expensed as incurred and reported as a reduction of “Total cost of revenue” in the Consolidated Statement of Earnings. In December 2016, NuScale submitted its design certification application to the U.S. Nuclear Regulatory Commission for approval of NuScale’s small modular nuclear reactor commercial power plant design. Aside from the operations of NuScale, the company generally does not engage in significant research and development activities for new products and services.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Leasehold improvements are amortized over the shorter of their economic lives or the lease terms. Depreciation is calculated using the straight-line method over the following ranges of estimated useful service lives, in years:

	December 31,		Estimated Useful Service
(cost in thousands)	2017	2016	Lives
Buildings	$316,398	$322,495	20 – 40
Building and leasehold improvements	177,306	167,552	6 – 20
Machinery and equipment	1,501,452	1,364,231	2 – 10
Furniture and fixtures	155,423	157,104	2 – 10

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill is not amortized but is subject to annual impairment tests. Interim testing for impairment is performed if indicators of potential impairment exist. For purposes of impairment testing, goodwill is allocated to the applicable reporting units based on the current reporting structure. When testing goodwill for impairment quantitatively, the company compares the fair value of each reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized. During 2017, the company completed its annual goodwill impairment test and quantitatively determined that none of the goodwill was impaired. The company recorded $417 million of goodwill during 2016 in conjunction with the Stork acquisition (see Note 18). The increase in goodwill during 2017 was entirely related to foreign currency translation gains. Goodwill for each of the company’s segments is presented in Note 17.

In September 2017, the company voluntarily changed the date of its annual goodwill impairment testing for all reporting units previously assessed as of March 1 to October 1. Prior to this change, goodwill impairment testing for certain reporting units was performed as of March 1, while goodwill impairment testing for certain recent acquisitions was performed as of October 1. This voluntary change is preferable as it better aligns the timing of the goodwill impairment testing with the completion of the company’s strategic and annual operating planning process. The voluntary change in accounting principle related to the annual testing date will not delay, accelerate or avoid an impairment charge. This change is not applied retrospectively as it is impracticable to do so because retrospective application would require application of significant estimates and assumptions with the use of hindsight. Accordingly, the change will be applied prospectively.

The following table provides a summary of the net carrying value of acquired intangible assets as of December 31, 2017 and 2016, including the weighted average life of each major intangible asset class, in years:

	December 31,		Weighted Average
(in thousands)	2017	2016	Life
Customer relationships (finite-lived)	$103,374	$111,616	8
Trade names (finite-lived)	7,279	8,034	13
Trade names (indefinite-lived)	53,004	47,425	—
In-process research and development (indefinite-lived)	16,900	19,038	—
Other (finite-lived)	7,795	4,184	10

Total intangible assets	$188,352	$190,297

Intangible assets with finite lives are amortized on a straight-line basis over the useful lives of those assets. The aggregate amortization expense for intangible assets with finite lives is expected to be $19 million during 2018, 2019, 2020 and 2021   and $18 million during 2022. Intangible assets with indefinite lives are not amortized but are subject to annual impairment tests. Interim testing for impairment is also performed if indicators of potential impairment exist. An intangible asset with an indefinite life is impaired if its carrying value exceeds its fair value. As of December 31, 2017, none of the company’s intangible assets with indefinite lives were impaired. In-process research and development associated with the company’s investment in NuScale is considered indefinite lived until the related technology is available for commercial use.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been recognized in the company’s financial statements or tax returns. The company evaluates the realizability of its deferred tax assets and maintains a valuation allowance, if necessary, to reduce certain deferred tax assets to amounts that are more likely than not to be realized. The factors used to assess the likelihood of realization are the company’s forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets. Failure to achieve forecasted taxable income in the applicable taxing jurisdictions could affect the ultimate realization of deferred tax assets and could result in an increase in the company’s effective tax rate on future earnings.

Income tax positions must meet a more-likely-than-not recognition threshold to be recognized. Income tax positions that previously failed to meet the more-likely-than-not threshold are recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not threshold are derecognized in the first subsequent financial reporting period in which that threshold is no longer met. The company recognizes potential interest and penalties related to unrecognized tax benefits within its global operations in income tax expense.

Judgment is required in determining the consolidated provision for income taxes as the company considers its worldwide taxable earnings and the impact of the continuing audit process conducted by various tax authorities. The final outcome of these audits by foreign jurisdictions, the Internal Revenue Service and various state governments could differ materially from that which is reflected in the Consolidated Financial Statements.

Derivatives and Hedging

Derivatives and Hedging

The company limits exposure to foreign currency fluctuations in most of its engineering and construction contracts through provisions that require client payments in currencies corresponding to the currencies in which cost is incurred. Certain financial exposure, which includes currency and commodity price risk associated with engineering and construction contracts, currency risk associated with monetary assets and liabilities denominated in nonfunctional currencies and risk associated with interest rate volatility, may subject the company to earnings volatility. In cases where financial exposure is identified, the company generally implements a hedging strategy utilizing derivatives or hedging instruments to mitigate the risk. The company’s hedging instruments are designated as either fair value or cash flow hedges in accordance with ASC 815, “Derivatives and Hedging.” The company formally documents its hedge relationships at inception, including identification of the hedging instruments and the hedged items, as well as its risk management objectives and strategies for undertaking the hedge transaction. The company also formally assesses, both at inception and at least quarterly thereafter, whether the hedging instruments are highly effective in offsetting changes in the fair value of the hedged items. The fair values of all hedging instruments are recognized as assets or liabilities at the balance sheet date. For fair value hedges, the effective portion of the change in the fair value of the hedging instrument is offset against the change in the fair value of the underlying asset or liability through earnings. For cash flow hedges, the effective portion of the hedging instrument’s gain or loss due to changes in fair value is recorded as a component of accumulated other comprehensive income (loss) (“AOCI”) and is reclassified into earnings when the hedged item settles. Any ineffective portion of a hedging instrument’s change in fair value is immediately recognized in earnings. For derivatives that are not designated or do not qualify as hedging instruments, the change in the fair value of the derivative is offset against the change in the fair value of the underlying asset or liability through earnings. The company does not enter into derivative instruments for speculative purposes. Under ASC 815, in certain limited circumstances, foreign currency payment provisions could be deemed embedded derivatives. If an embedded foreign currency derivative is identified, the derivative is bifurcated from the host contract and the change in fair value is recognized through earnings. The company maintains master netting arrangements with certain counterparties to facilitate the settlement of derivative instruments; however, the company reports the fair value of derivative instruments on a gross basis.

Concentrations of Credit Risk

Concentrations of Credit Risk

Accounts receivable and all contract work in progress are from clients in various industries and locations throughout the world. Most contracts require payments as the projects progress or, in certain cases, advance payments. The company generally does not require collateral, but in most cases can place liens against the property, plant or equipment constructed or terminate the contract, if a material default occurs. The company evaluates the counterparty credit risk of third parties as part of its project risk review process and in determining the appropriate level of reserves. The company maintains adequate reserves for potential credit losses and generally such losses have been minimal and within management’s estimates.

Cash and marketable securities are deposited with major banks throughout the world. Such deposits are placed with high quality institutions and the amounts invested in any single institution are limited to the extent possible in order to minimize concentration of counterparty credit risk.

The company’s counterparties for derivative contracts are large financial institutions selected based on profitability, strength of balance sheet, credit ratings and capacity for timely payment of financial commitments. There are no significant concentrations of credit risk with any individual counterparty related to our derivative contracts.

The company monitors the credit quality of its counterparties and has not incurred any significant credit risk losses related to its deposits or derivative contracts.

Stock-Based Plans

Stock-Based Plans

The company applies the provisions of ASC 718, “Compensation — Stock Compensation,” in its accounting and reporting for stock-based compensation. ASC 718 requires all stock-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values. All unvested options outstanding under the company’s option plans have grant prices equal to the market price of the company’s stock on the dates of grant. Compensation cost for restricted stock and restricted stock units is determined based on the fair market value of the company’s stock at the date of grant. Compensation cost for stock appreciation rights is determined based on the change in the fair market value of the company’s stock during the period. Stock-based compensation expense is generally recognized over the required service period, or over a shorter period when employee retirement eligibility is a factor. Certain awards that may be settled in cash or company stock are classified as liabilities and remeasured at fair value at the end of each reporting period until the awards are settled.

Other Comprehensive Income (Loss)

Other Comprehensive Income (Loss)

ASC 220, “Comprehensive Income,” establishes standards for reporting and displaying comprehensive income and its components in the consolidated financial statements. The company reports the cumulative foreign currency translation adjustments, unrealized gains and losses on available-for-sale securities and derivative contracts, ownership share of equity method investees’ other comprehensive income (loss), and adjustments related to defined benefit pension and postretirement plans, as components of accumulated other comprehensive income (loss).

The tax effects of the components of other comprehensive income (loss) are as follows:

	Year Ended December 31,
	2017			2016			2015
(in thousands)	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount	Before-Tax Amount	Tax (Expense) Benefit	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount
Other comprehensive income (loss):
Foreign currency translation adjustment	$110,291	$(35,867)	$74,424	$(102,707)	$38,327	$(64,380)	$(166,487)	$61,892	$(104,595)
Ownership share of equity method investees’ other comprehensive income (loss)	(1,163)	462	(701)	8,734	(2,698)	6,036	(12,226)	4,713	(7,513)
Defined benefit pension and postretirement plan adjustments	22,052	(6,443)	15,609	(5,518)	381	(5,137)	257,414	(94,799)	162,615
Unrealized gain (loss) on derivative contracts	7,593	(2,850)	4,743	(1,064)	402	(662)	(302)	176	(126)
Unrealized gain (loss) on available-for-sale securities	(711)	267	(444)	332	(125)	207	(337)	126	(211)

Total other comprehensive income (loss)	138,062	(44,431)	93,631	(100,223)	36,287	(63,936)	78,062	(27,892)	50,170
Less: Other comprehensive loss attributable to noncontrolling interests	(796)	—	(796)	(42)	—	(42)	(1,267)	—	(1,267)

Other comprehensive income (loss) attributable to Fluor Corporation	$138,858	$(44,431)	$94,427	$(100,181)	$36,287	$(63,894)	$79,329	$(27,892)	$51,437

The changes in AOCI balances by component (after-tax) for the year ended December 31, 2017 are as follows:

(in thousands)	Foreign Currency Translation	Ownership Share of Equity Method Investees’ Other Comprehensive Income (Loss)	Defined Benefit Pension and Postretirement Plans	Unrealized Gain (Loss) on Derivative Contracts	Unrealized Gain (Loss) on Available- for-Sale Securities	Accumulated Other Comprehensive Income (Loss), Net
Attributable to Fluor Corporation:
Balance as of December 31, 2016	$(286,449)	$(31,913)	$(167,667)	$(10,375)	$(265)	$(496,669)
Other comprehensive income (loss) before reclassifications	75,272	(2,001)	11,456	5,499	(497)	89,729
Amount reclassified from AOCI	—	1,300	4,153	(808)	53	4,698

Net other comprehensive income (loss)	75,272	(701)	15,609	4,691	(444)	94,427

Balance as of December 31, 2017	$(211,177)	$(32,614)	$(152,058)	$(5,684)	$(709)	$(402,242)

Attributable to Noncontrolling Interests:
Balance as of December 31, 2016	$(614)	$—	$—	$(52)	$—	$(666)
Other comprehensive income (loss) before reclassifications	(848)	—	—	13	—	(835)
Amount reclassified from AOCI	—	—	—	39		39

Net other comprehensive income (loss)	(848)	—	—	52	—	(796)

Balance as of December 31, 2017	$(1,462)	$—	$—	$—	$—	$(1,462)

The changes in AOCI balances by component (after-tax) for the year ended December 31, 2016 are as follows:

(in thousands)	Foreign Currency Translation	Ownership Share of Equity Method Investees’ Other Comprehensive Income (Loss)	Defined Benefit Pension and Postretirement Plans	Unrealized Gain (Loss) on Derivative Contracts	Unrealized Gain (Loss) on Available- for-Sale Securities	Accumulated Other Comprehensive Income (Loss), Net
Attributable to Fluor Corporation:
Balance as of December 31, 2015	$(222,569)	$(37,949)	$(162,530)	$(9,255)	$(472)	$(432,775)
Other comprehensive income (loss) before reclassifications	(63,880)	6,036	(9,888)	(5,943)	312	(73,363)
Amount reclassified from AOCI	—	—	4,751	4,823	(105)	9,469

Net other comprehensive income (loss)	(63,880)	6,036	(5,137)	(1,120)	207	(63,894)

Balance as of December 31, 2016	$(286,449)	$(31,913)	$(167,667)	$(10,375)	$(265)	$(496,669)

Attributable to Noncontrolling Interests:
Balance as of December 31, 2015	$(114)	$—	$—	$(510)	$—	$(624)
Other comprehensive income (loss) before reclassifications	(500)	—	—	159	—	(341)
Amount reclassified from AOCI	—	—	—	299		299

Net other comprehensive income (loss)	(500)	—	—	458	—	(42)

Balance as of December 31, 2016	$(614)	$—	$—	$(52)	$—	$(666)

The changes in AOCI balances by component (after-tax) for the year ended December 31, 2015 are as follows:

(in thousands)	Foreign Currency Translation	Ownership Share of Equity Method Investees’ Other Comprehensive Income (Loss)	Defined Benefit Pension and Postretirement Plans	Unrealized Gain (Loss) on Derivative Contracts	Unrealized Gain (Loss) on Available- for-Sale Securities	Accumulated Other Comprehensive Income (Loss), Net
Attributable to Fluor Corporation:
Balance as of December 31, 2014	$(119,416)	$(30,436)	$(325,145)	$(8,954)	$(261)	$(484,212)
Other comprehensive loss before reclassifications	(109,361)	(9,000)	(5,382)	(3,260)	(116)	(127,119)
Amount reclassified from AOCI	6,208	1,487	167,997	2,959	(95)	178,556

Net other comprehensive income (loss)	(103,153)	(7,513)	162,615	(301)	(211)	51,437

Balance as of December 31, 2015	$(222,569)	$(37,949)	$(162,530)	$(9,255)	$(472)	$(432,775)

Attributable to Noncontrolling Interests:
Balance as of December 31, 2014	$1,328	$—	$—	$(685)	$—	$643
Other comprehensive loss before reclassifications	(1,442)	—	—	(101)	—	(1,543)
Amount reclassified from AOCI	—	—	—	276		276

Net other comprehensive income (loss)	(1,442)	—	—	175	—	(1,267)

Balance as of December 31, 2015	$(114)	$—	$—	$(510)	$—	$(624)

During 2017, functional currency exchange rates for most of the company’s international operations strengthened against the U.S. dollar, resulting in unrealized translation gains. During 2016 and 2015, functional currency exchange rates for most of the company’s international operations weakened against the U.S. dollar, resulting in unrealized translation losses.

The significant items reclassified out of AOCI and the corresponding location and impact on the Consolidated Statement of Earnings are as follows:

	Location in Consolidated	Year Ended December 31,
(in thousands)	Statements of Earnings	2017	2016	2015
Component of AOCI:
Foreign currency translation adjustment	Gain related to a partial sale of a subsidiary	$—	$—	$(9,932)
Income tax benefit	Income tax expense	—	—	3,724

Net of tax		$—	$—	$(6,208)

Ownership share of equity method investees’ other comprehensive loss	Total cost of revenue	$(1,713)	$—	$(1,487)
Income tax benefit	Income tax expense	413	—	—

Net of tax		$(1,300)	$—	$(1,487)

Defined benefit pension plan adjustments	Various accounts (1)	$(6,638)	$(7,602)	$(268,795)
Income tax benefit	Income tax expense	2,485	2,851	100,798

Net of tax		$(4,153)	$(4,751)	$(167,997)

Unrealized gain (loss) on derivative contracts:
Commodity and foreign currency contracts	Total cost of revenue	$2,956	$(6,388)	$(3,490)
Interest rate contracts	Interest expense	(1,678)	(1,678)	(1,678)
Income tax benefit (net)	Income tax expense	(509)	2,944	1,933

Net of tax:		769	(5,122)	(3,235)
Less: Noncontrolling interests	Net earnings attributable to noncontrolling interests	(39)	(299)	(276)

Net of tax and noncontrolling interests		$808	$(4,823)	$(2,959)

Unrealized gain on available-for-sale securities	Corporate general and administrative expense	$(85)	$168	$152
Income tax expense	Income tax expense	32	(63)	(57)

Net of tax		$(53)	$105	$95

(1)	Defined benefit pension plan adjustments were reclassified primarily to total cost of revenue, corporate general and administrative expense and pension settlement charge.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

New accounting pronouncements implemented by the company during 2017 or requiring implementation in future periods are discussed below or in the related notes, where appropriate.

In the fourth quarter of 2017, the Securities and Exchange Commission (“SEC”) staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address the application of U.S. GAAP related to the enactment of the comprehensive tax legislation, commonly referred to as the Tax Cuts and Jobs Act (discussed in Note 4). SAB 118  allows a company to record a provisional amount when it does not have the necessary information available, prepared, or analyzed in reasonable detail to complete the accounting for the change in the tax law. The measurement period ends when the company has obtained, prepared and analyzed the information necessary to finalize the accounting, but cannot extend beyond one year. This guidance was adopted in the fourth quarter of 2017.

In the third quarter of 2017, the company elected to adopt Accounting Standards Update (“ASU”) 2017-04, “Simplifying the Test for Goodwill Impairment” before its effective date. ASU 2017-04 removes the second step of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Management does not expect the adoption of ASU 2017-04 to have any impact on the company’s financial position, results of operations or cash flows.

In the first quarter of 2017, the company adopted ASU 2016-17, “Interests Held through Related Parties That Are Under Common Control” which amends the consolidation requirements that apply to a single decision maker’s evaluation of interests held through related parties that are under common control when it is determining whether it is the primary beneficiary of a variable interest entity. The adoption of ASU 2016-17 did not have any impact on the company’s financial position, results of operations or cash flows.

In the first quarter of 2017, the company adopted ASU 2016-09, “Improvements to Employee Share-Based Payment Accounting.” This ASU is intended to simplify various aspects of accounting for share-based payment awards, including income tax consequences, classification of awards as either equity or liabilities, classification on the statement of cash flows and forfeiture rate calculations. As a result of the adoption of ASU 2016-09, the excess tax benefits and tax deficiencies associated with option exercises and vested share awards are now recognized as income tax benefit or expense in the Condensed Consolidated Statement of Earnings instead of in additional paid-in capital. Additionally, the excess tax benefits are now presented as an operating activity on the Condensed Consolidated Statement of Cash Flows, rather than as a financing activity. ASU 2016-09 also changed the method the company uses to calculate shares for diluted earnings per share (discussed further in Note 11). The company adopted the provision of ASU 2016-09 on a prospective basis; therefore, these changes were effective beginning in the first quarter of 2017. The adoption of ASU 2016-09 did not have a material impact on the company’s financial position, results of operations or cash flows.

In the first quarter of 2017, the company adopted ASU 2016-07, “Simplifying the Transition to the Equity Method of Accounting” which eliminates the requirement to retrospectively apply equity method accounting when an investor obtains significant influence over a previously held investment. The adoption of ASU 2016-07 did not have any impact on the company’s financial position, results of operations or cash flows.

In the first quarter of 2017, the company adopted ASU 2016-05, “Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships.” This ASU clarifies that the novation of a derivative contract in a hedge accounting relationship does not, in and of itself, require dedesignation of that hedge accounting relationship. The adoption of ASU 2016-05 did not have any impact on the company’s financial position, results of operations or cash flows.

New accounting pronouncements requiring implementation in future periods are discussed below.

In February 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income,” which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. ASU 2018-02 is effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that the adoption of ASU 2018-02 will have on the company’s financial position, results of operations and cash flows.

In August 2017, the FASB issued ASU 2017-12, “Targeted Improvements to Accounting for Hedging Activities.” This ASU amends the FASB’s hedge accounting model to enable entities to better portray their risk management activities in the financial statements. ASU 2017-12 expands an entity’s ability to hedge nonfinancial and financial risk components and eliminates the requirement to separately measure and report hedge ineffectiveness. ASU 2017-12 is effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted. Management does not expect the adoption of ASU 2017-12 to have a material impact on the company’s financial position, results of operations or cash flows.

In May 2017, the FASB issued ASU 2017-09, “Compensation — Stock Compensation (Topic 718): Scope of Modification Accounting,” which clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as a modification. Entities should apply the modification accounting guidance if the value, vesting conditions or classification of the award changes. ASU 2017-09 is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted and prospective application is required. Management does not expect the adoption of ASU 2017-09 to have a material impact on the company’s financial position, results of operations or cash flows.

In March 2017, the FASB issued ASU 2017-07, “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost.” ASU 2017-07 requires employers to present the service cost component of net periodic benefit cost in the same income statement line item as other compensation costs arising from services rendered during the period. The other components of net periodic benefit cost are required to be presented separately from the service cost component. ASU 2017-07 is effective for interim and annual reporting periods beginning after December 15, 2017. Management does not expect the adoption of ASU 2017-07 to have a material impact on the company’s financial position, results of operations or cash flows.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business” which changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. ASU 2017-01 requires an entity to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets; if so, the set of transferred assets and activities is not a business. ASU 2017-01 is effective for interim and annual reporting periods beginning after December 15, 2017. Management does not expect the adoption of ASU 2017-01 to have any impact on the company’s financial position, results of operations or cash flows.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force).” ASU 2016-18 requires an entity to include in its cash and cash-equivalent balances in the statement of cash flows those amounts that are deemed to be restricted cash and restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management does not expect the adoption of ASU 2016-18 to have a material impact on the company’s financial position, results of operations or cash flows.

In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments.” ASU 2016-15 amends the guidance in Accounting Standards Codification (“ASC”) 230, which often requires judgment to determine the appropriate classification of cash flows as operating, investing or financing activities, and has resulted in diversity in practice in how certain cash receipts and cash payments are classified. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017 and should be applied on a retrospective basis. Management does not expect the adoption of ASU 2016-15 to have a material impact on the company’s cash flows.

In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments.” The amendments in this ASU replace the incurred loss impairment methodology in current practice with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to estimate credit losses. ASU 2016-13 is effective for interim and annual reporting periods beginning after December 15, 2019. Management does not expect the adoption of ASU 2016-13 to have a material impact on the company’s financial position, results of operations or cash flows.

In February 2016, the FASB issued ASU 2016-02, “Leases: Amendments to the FASB Accounting Standards Codification,” and issued subsequent amendments to the initial guidance in September 2017 within ASU 2017-13 which continues to amend the existing guidance on accounting for leases. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. ASU 2016-02 also requires the recognition of lease assets and lease liabilities on the balance sheet, and the disclosure of key information about leasing arrangements. ASU 2016-02 is effective for interim and annual reporting periods beginning after December 15, 2018. Early adoption is permitted and modified retrospective application is required for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. Management is currently evaluating the impact of adopting ASU 2016-02 on the company’s financial position, results of operations and cash flows.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments — Overall - Recognition and Measurement of Financial Assets and Financial Liabilities.” This ASU requires entities to measure equity investments that do not result in consolidation and are not accounted for under the equity method at fair value and to recognize any changes in fair value in net income unless the investments qualify for a practicability exception. ASU 2016-01 is effective for interim and annual reporting periods beginning after December 15, 2017. Management does not expect the adoption of ASU 2016-01 to have a material impact on the company’s financial position, results of operations or cash flows.

Revenue Recognition

Revenue Recognition

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers,” which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. ASU 2014-09 outlines a five-step process for revenue recognition that focuses on transfer of control, as opposed to transfer of risk and rewards, and also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers. Major provisions include determining which goods and services are distinct and represent separate performance obligations, how variable consideration (which may include change orders and claims) is recognized, whether revenue should be recognized at a point in time or over time and ensuring the time value of money is considered in the transaction price.

As a result of the deferral of the effective date in ASU 2015-14, “Revenue from Contracts with Customers — Deferral of the Effective Date,” the company will now be required to adopt ASU 2014-09 for interim and annual reporting periods beginning after December 15, 2017. ASU 2014-09 can be applied either retrospectively to each prior period presented or as a cumulative-effect adjustment as of the date of adoption.

In March 2016, the FASB issued ASU 2016-08, “Principal versus Agent Considerations (Reporting Revenue Gross versus Net)” which clarifies the principal versus agent guidance in ASU 2014-09. ASU 2016-08 clarifies how an entity determines whether to report revenue gross or net based on whether it controls a specific good or service before it is transferred to a customer. ASU 2016-08 also reframes the indicators to focus on evidence that an entity is acting as a principal rather than as an agent.

In April 2016, the FASB issued ASU 2016-10, “Identifying Performance Obligations and Licensing,” which amends certain aspects of ASU 2014-09. ASU 2016-10 amends how an entity should identify performance obligations for immaterial promised goods or services, shipping and handling activities and promises that may represent performance obligations. ASU 2016-10 also provides implementation guidance for determining the nature of licensing and royalties arrangements.

In May 2016, the FASB issued ASU 2016-12, “Narrow-Scope Improvements and Practical Expedients,” which also clarifies certain aspects of ASU 2014-09 including the assessment of collectability, presentation of sales taxes, treatment of noncash consideration, and accounting for completed contracts and contract modifications at transition.

In December 2016, the FASB issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers,” which allows an entity to determine the provision for loss contracts at either the contract level or the performance obligation level as an accounting policy election.

In February 2017, the FASB issued ASU 2017-05, “Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets,” which clarifies that the scope and application of ASC 610-20 on accounting for the sale or transfer of nonfinancial assets and in substance nonfinancial assets to noncustomers, including partial sales, applies only when the asset (or asset group) does not meet the definition of a business. ASU 2017-05, 2016-20, 2016-12, 2016-10 and 2016-08 are effective upon adoption of ASU 2014-09. The company will adopt ASU 2014-09 during the first quarter of 2018 using the modified retrospective method that will result in a cumulative effect adjustment as of the date of adoption.

In September 2017, the FASB issued ASU 2017-13, “Amendments to SEC Paragraphs Pursuant to the Staff Announcement at the July 20, 2017 EITF Meeting and Rescission of Prior SEC Staff Announcements and Observer Comments,” which also provides additional implementation guidance on the previously issued ASU 2014-09. The amendments represent guidance related to the effective dates of the standards noted above, therefore, the amendments themselves do not have an effective date.

In 2014, the company established a cross-functional implementation team which included representatives from the company’s four operating segments. The implementation team has evaluated the impact of adopting the new standard on the company’s contracts expected to be uncompleted as of January 1, 2018 (the date of adoption). The evaluation included reviewing the company’s accounting policies and practices to identify differences that would result from applying the requirements of the new standard. The company has identified and made changes to its processes, systems and controls to support recognition and disclosure under the new standard. The implementation team has worked closely with various industry groups to conclude on certain interpretative issues.

Management continues to evaluate the impact of adopting ASU 2014-09, 2016-08, 2016-10, 2016-12, 2016-20,  2017-05 and 2017-13 on the company’s financial position, results of operations, cash flows and related disclosures. Under the new standard, the company will continue to recognize engineering and construction contract revenue over time using the percentage-of-completion method, based primarily on contract cost incurred to date compared to total estimated contract cost. Revenue on the majority of the company’s contracts will continue to be recognized over time because of the continuous transfer of control to the customer. However, adoption of the new standard will affect the manner in which the company determines the unit of account for its projects (i.e., performance obligations). Under existing guidance, the company typically segments revenue and margin recognition between the engineering and construction phases of its contracts. Upon adoption, the entire engineering and construction contract will typically be a single unit of account (a single performance obligation), which will result in a more constant recognition of revenue and margin over the term of the contract. Based on the company’s most recent assessment of existing contracts, the adoption of ASU 2014-09 is expected to result in a cumulative effect adjustment to decrease retained earnings by a range of $300 million to $350 million as of January 1, 2018.